Other administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other administrative expenses
Schedule of other administrative expenses

Skr mn	2023	2022	2021
Travel expenses and marketing	-10	-9	-3
IT and information system (fees incl.)	-165	-163	-167
Other fees	-32	-33	-44
Premises	-9	-7	-11
Other	-6	-4	-6
Total other administrative expenses	-222	-216	-231

Schedule of remuneration to auditors

Skr mn	2023	2022	2021
Öhrlings PricewaterhouseCoopers AB:
Audit fees[1]	-10	-9	-8
Audit related fees[2]	—	—	—
Tax related fees[3]	—	—	—
Other fees[4]	-3	-2	-3
Total	-13	-11	-11
1	Fees related to audit of annual financial statements and reviews of interim financial statements.
2	Fees charged for assurance and related services that are related to the performance of audit or review of the financial statements and are not reported under Audit fees.
3	Fees for professional services rendered by the principal independent auditors for tax compliance and tax advice.
4	Fees for products and services rendered by the principal independent auditors, other than the services reported in Audit fees through Tax related fees above.